FINANCIAL RISK MANAGEMENT - Foreign Currency Risk (Details) - Currency risk - Debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, liabilities	$ 579	$ 339
1% decrease, liabilities	$ (579)	$ (339)